Note 8 - Cost Method Investment (Detail) (USD $)	12 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Apr. 30, 2006 Moloon [Member]	Apr. 30, 2006 Preferred Class B [Member] Moloon [Member]	Dec. 31, 2005 Preferred Class B [Member] Moloon [Member]	Dec. 31, 2007 Moloon [Member]	Dec. 31, 2006 Moloon [Member]	Dec. 31, 2011 Ocean Butterflies Holdings [Member]	Aug. 31, 2010 Ocean Butterflies Holdings [Member]	Dec. 31, 2005 Moloon [Member]
Business Acquisition, Number of Shares Acquired (in Shares)					9,800,000
Business Acquisition, Cost of Acquired Entity, Purchase Price										$ 15,000,000
Business Acquisition, Percentage of Voting Interests Acquired		70.00%								25.00%
Proceeds from Divestiture of Businesses			1,187,500
Equity Interest, Number of Shares Owned (in Shares)				9,100,000					7,439,479
Cost-method Investments, Other than Temporary Impairment	1,479,571					11,127,000	1,322,000	1,479,571
Cost Method Investments		$ 802,202				$ 1,479,571
Equity, Ownership Percentage									16.82%